Liability Classified Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares	Sep. 16, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares)			24,666,667
Redemption price of warrants (in dollars per share) | $ / shares			$ 11.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares)	17,398,947	17,398,947	16,666,667
Exercisable term from closing of initial public offering	12 months	12 months
Warrants outstanding, term	5 years	5 years
Redemption price of warrants (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 11.50
Redemption period	30 days	30 days
Warrant redemption condition minimum share price (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Threshold trading days | D	20	20
Threshold consecutive trading days | D	30	30
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Number of securities called by each warrant or right (in shares)	1	1
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares)	8,000,000	8,000,000
Exercisable term after business combination	30 days	30 days